SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Nogin Inc [Member]
Summary of reserve for returns
The reserve for returns as of December 31, 2021 and 2020, consisted of the following (in thousands):

	As of December 31,
	2021	2020
Balance at beginning of period	$598	$350
Additions to the reserve	1,559	598
Deductions from the reserve	(318)	(350)

Balance at end of period	$1,839	$598

Branded Online Inc or Nogin [Member]
Summary of reserve for credit losses
The reserve for credit losses as of December 31, 2021 and 2020, consisted of the following (in thousands):

	As of December 31,
	2021	2020
Balance at beginning of period	$428	$379
Additions to allowance for credit losses	433	437
Cash receipts	—	—
Write-offs	(455)	(388)

Balance at end of period	$406	$428